Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,177,212)	$ (540,317)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	1,880,986
Depreciation	6,600	864,493
Amortization	2,707,364	2,354,781
Stock compensation expense	273,118	3,418,148
Changes in operating assets and liabilities
Accounts receivable		709,629
Other receivables	6,818,718
Prepayments	(5,212,386)	(11,601,139)
Accounts payable	(500,000)
Other payables and accrued liabilities	(212,003)	122,870
Deferred revenue		(2,334,147)
Net cash used in operating activities	(6,414,815)	(7,005,682)
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayments for intangible assets		(4,745,527)
Purchase of equipment		(39,602)
Net cash used in investing activities		(4,785,129)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from related parties	317,116	251,887
Proceeds from sale of units, net of offering costs	5,018,985
Proceeds from sale of ordinary shares, net of offering costs	1,500,000	19,241,102
Net cash provided by financing activities	6,836,101	19,492,989
NET CHANGE IN CASH AND CASH EQUIVALENTS	421,286	7,702,178
CASH AND CASH EQUIVALENTS, beginning of period	872,313	174,189
CASH AND CASH EQUIVALENTS, end of period	1,293,599	7,876,367
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax